Fair Value Measurements and Fair Value of Financial Instruments (Tables)	12 Months Ended
Sep. 30, 2014
Fair Value Measurements [Abstract]
Financial Assets Measured at Fair Value on a Recurring Basis [Table Text Block]

		(Level 1)
		Quoted Prices in	(Level 2)	(Level 3)
	Fair	Active Markets for	Significant Other	Significant
Description	Value	Identical Assets	Observable Inputs	Unobservable Inputs
	(In thousands)
September 30, 2014
Securities available for sale:
U.S. Government Agencies	$19,573	$—	$19,573	$—
Corporate bonds	4,417	—	4,417	—
Municipal bonds	3,789	—	3,789	—
Mortgage-backed securities	11,586	—	11,586	—

		(Level 1)
		Quoted Prices in	(Level 2)	(Level 3)
	Fair	Active Markets for	Significant Other	Significant
Description	Value	Identical Assets	Observable Inputs	Unobservable Inputs
	(In thousands)
September 30, 2013
Securities available for sale:
U.S. Government Agencies	$18,826	$—	$18,826	$—
Corporate bonds	4,306	—	4,306	—
Municipal bonds	3,727	—	3,727	—
Mortgage-backed securities	13,561	—	13,561	—

Financial Assets Measured at Fair Value on a Non-Recurring Basis [Table Text Block]

		(Level 1)	(Level 2)
		Quoted Prices in	Significant Other	(Level 3)
	Fair	Active Markets for	Observable	Significant
Description	Value	Identical Assets	Inputs	Unobservable Inputs
(In thousands)
September 30, 2014
Impaired loans	$1,908	$—	$—	$1,908
Other real estate owned	183	$—	$—	183

September 30, 2013
Impaired loans	$—	$—	$—	$—

Additional Quantitative Information About Assets Measured at Fair Value on a Nonrecurring Basis [Table Text Block]

(Dollars in thousands)
September 30, 2014	Fair value estimate	Valuation techniques	Unobservable input	Range	Weighted average
Impaired loans	$1,908	Appraisals (1)	Liquidation expenses (2)	4.02% to 5.67%	4.84%
Other real estate owned	183	Appraisals (1)	Liquidation expenses (2)	6.00%	6.00%

Fair Value, by Balance Sheet Grouping [Table Text Block]

The carrying amounts and estimated fair values of financial instruments at September 30, 2014 are summarized as follows:

			(Level 1)
			Quoted Prices in	(Level 2)	(Level 3)
	Carrying	Fair	Active Markets for	Significant Other	Significant
Description	Amount	Value	Identical Assets	Observable Inputs	Unobservable Inputs
	(In thousands)
September 30, 2014
Financial assets:
Cash and cash equivalents	$3,147	$3,147	$3,147	$—	$—
Securities available-for-sale	39,365	39,365	—	39,365	—
Loans held for sale	349	349	—	349	—
Loans receivable	223,786	221,189	—	—	221,189
Accrued interest receivable	925	925	—	925	—
Financial liabilities:
Deposits	226,782	217,765	—	217,765	—
FHLB-NY advances	18,950	20,976	—	20,976	—
Accrued interest payable	109	109	—	109	—

			(Level 1)
			Quoted Prices in	(Level 2)	(Level 3)
	Carrying	Fair	Active Markets for	Significant Other	Significant
Description	Amount	Value	Identical Assets	Observable Inputs	Unobservable Inputs
	(In thousands)
September 30, 2013
Financial assets:
Cash and cash equivalents	$2,477	$2,477	$2,477	$—	$—
Securities available-for-sale	40,420	40,420	—	40,420	—
Loans held for sale	337	337	—	337
Loans receivable	207,996	224,884	—	—	224,884
Accrued interest receivable	954	954	—	954	—
Financial liabilities:
Deposits	212,312	213,595	—	213,595	—
FHLB-NY advances	19,889	20,976	—	20,976	—
Accrued interest payable	130	130	—	130	—